PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
Prepaid Expense and Other Assets [Abstract]
Schedule of prepaid expenses and other current assets
	December 31,
	2015	2014

Government authorities	$21,821	$18,082
Interest receivable	2,597	1,782
Prepaid expenses	10,385	11,084
Inventories	6,198	6,969
Other	2,560	2,340

	$43,561	$40,257